FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
October 28, 2003

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $121,958

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1935    28022 SH       SOLE                    28022
Abbott Laboratories            COM              002824100     3296    77459 SH       SOLE                    77459
American Express Co.           COM              025816109     3438    76287 SH       SOLE                    76287
Amgen, Inc.                    COM              031162100     1350    20931 SH       SOLE                    20931
Applied Materials, Inc.        COM              038222105     3298   181925 SH       SOLE                   181925
Astoria Financial              COM              046265104     2347    75949 SH       SOLE                    75949
Automatic Data Processing, Inc COM              053015103     2178    60761 SH       SOLE                    60761
Berkshire Hathaway Cl. B       COM              084670207     5159     2067 SH       SOLE                     2067
Biovail Corp.                  COM              09067J109      213     5725 SH       SOLE                     5725
Bristol-Myers Squibb Co.       COM              110122108     3036   118312 SH       SOLE                   118312
Campbell Soup Co.              COM              134429109     2841   107202 SH       SOLE                   107202
Cisco Systems, Inc.            COM              17275R102     5080   259329 SH       SOLE                   259329
Coca-Cola Co.                  COM              191216100     6508   151486 SH       SOLE                   151486
Colgate-Palmolive Co.          COM              194162103      385     6895 SH       SOLE                     6895
Costco Cos.                    COM              22160K105     2538    81490 SH       SOLE                    81490
D.R. Horton                    COM              23331A109     1770    54129 SH       SOLE                    54129
Dell, Inc.                     COM              24702R101     3753   112303 SH       SOLE                   112303
EMC Corporation                COM              268648102     1821   144185 SH       SOLE                   144185
Gannett Co., Inc.              COM              364730101      866    11167 SH       SOLE                    11167
General Electric Co.           COM              369604103     3686   123645 SH       SOLE                   123645
Gillette Co.                   COM              375766102     4141   129480 SH       SOLE                   129480
Greenpoint Financial Corp.     COM              395384100      806    27000 SH       SOLE                    27000
Home Depot, Inc.               COM              437076102     5370   168603 SH       SOLE                   168603
Intel Corp.                    COM              458140100     3275   119005 SH       SOLE                   119005
Johnson & Johnson, Inc.        COM              478160104     4031    81410 SH       SOLE                    81410
McDonalds Corp.                COM              580135101     3739   158850 SH       SOLE                   158850
McGraw-Hill, Inc.              COM              580645109     2106    33903 SH       SOLE                    33903
Medco Health Solutions, Inc.   COM              58405U102      213     8209 SH       SOLE                     8209
Merck & Co., Inc.              COM              589331107     3573    70576 SH       SOLE                    70576
Microsoft Corp.                COM              594918104     3242   116626 SH       SOLE                   116626
Newell Rubbermaid Co.          COM              651229106      738    34075 SH       SOLE                    34075
Nokia Corp. ADS                COM              654902204      711    45566 SH       SOLE                    45566
Papa John's International      COM              698813102     1603    64625 SH       SOLE                    64625
Paychex, Inc.                  COM              704326107      821    24068 SH       SOLE                    24068
PepsiCo, Inc.                  COM              713448108     2648    57773 SH       SOLE                    57773
Pfizer, Inc.                   COM              717081103     1717    56518 SH       SOLE                    56518
Reader's Digest Assn., Inc.    COM              755267101     3543   253279 SH       SOLE                   253279
Sara Lee Corp.                 COM              803111103     2250   122553 SH       SOLE                   122553
Schering-Plough Corp.          COM              806605101     2231   146400 SH       SOLE                   146400
Service Corp. Int'l            COM              817565104      997   218250 SH       SOLE                   218250
Sony Corp. ADR                 COM              835699307     2274    65345 SH       SOLE                    65345
State Street Corp.             COM              857477103      821    18255 SH       SOLE                    18255
Sun Microsystems, Inc.         COM              866810104     1155   348950 SH       SOLE                   348950
Symbol Technologies, Inc.      COM              871508107     1975   165291 SH       SOLE                   165291
Sysco Corp.                    COM              871829107     3535   108056 SH       SOLE                   108056
Time Warner, Inc.              COM              887317105     4860   321650 SH       SOLE                   321650
U.S. Bancorp                   COM              902973304     1802    75135 SH       SOLE                    75135
Washington Mutual, Inc.        COM              939322103      680    17275 SH       SOLE                    17275
Waste Management, Inc.         COM              94106L109     1374    52485 SH       SOLE                    52485
Wyeth                          COM              983024100      225     4880 SH       SOLE                     4880